Principal Exchange-Traded Funds 711 High Street, Des Moines, IA 50392 515 247 5111 tel
February 24, 2023

Via EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549
Re:    Principal Exchange-Traded Funds
    PRE 14A
File No. 811-23029
Dear SEC Reviewer,
Principal Exchange-Traded Funds (the "Registrant") is filing, pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended, with the Securities and Exchange Commission a Preliminary 14A proxy statement (the “Proxy Statement”), together with proposed proxy cards, voter instruction cards, and solicitation communications.
The Proxy Statement is being filed to solicit proxies from shareholders of the Registrant’s series with a June 30 fiscal year end for purposes of voting at a joint annual meeting of shareholders of Principal Diversified Select Real Asset Fund, Principal Exchange-Traded Funds, Principal Variable Contracts Funds, Inc., and Principal Funds, Inc. to be held on April 26, 2023. It is our intent to file the Definitive 14A on March 6, 2023.
If you have questions, please call me at 515-247-5461.
Sincerely,
/s/ Clint L. Woods
Clint L. Woods
Counsel, Vice President and Assistant Secretary, Registrant